Reconciliation of the differences between basic and diluted EPS	12 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Reconciliation of the differences between basic and diluted EPS
22.	Reconciliation of the differences between basic and diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2015, 2016 and 2017 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Net income (loss) attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	(125,980)	147,791	73,289

	Thousands of shares
Weighted-average shares outstanding	1,114,424	1,237,802	1,262,023
Effect of dilutive securities:
Stock acquisition rights	—	2,109	2,358
Zero coupon convertible bonds	—	17,972	23,962

Weighted-average shares for diluted EPS computation	1,114,424	1,257,883	1,288,343

	Yen
Basic EPS	(113.04)	119.40	58.07

Diluted EPS	(113.04)	117.49	56.89

Potential shares of common stock which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2015, 2016 and 2017 were 17,019 thousand shares, 11,357 thousand shares and 6,856 thousand shares, respectively. The potential shares were excluded as anti-dilutive for the fiscal year ended March 31, 2015 due to Sony incurring a net loss attributable to Sony Corporation’s stockholders for the fiscal year, and potential shares related to stock acquisition rights were excluded as anti-dilutive for the fiscal years ended March 31, 2016 and 2017 when the exercise price for those shares was in excess of the average market value of Sony’s common stock for those fiscal years. The zero coupon convertible bonds issued in July 2015 were included in the diluted EPS calculation under the if-converted method beginning upon issuance.